Income Taxes - Summary of Total Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Provision For Income Taxes [Line Items]
Income (loss) before income taxes	$ 259,477	$ (282,830)	$ (169,129)
Domestic Tax Authority [Member]
Provision For Income Taxes [Line Items]
Income (loss) before income taxes	199,682	(356,019)	(627,617)
Foreign Tax Authority [Member]
Provision For Income Taxes [Line Items]
Income (loss) before income taxes	$ 59,795	$ 73,189	$ 458,488